Fair Value Measurements (Details) - Public Warrants [Member] - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Decrease (increase) in the fair value of liabilities	$ 9.0
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Decrease (increase) in the fair value of liabilities		$ (2.0)